Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Dynamic Energy Fund (Prospectus Summary) | Dynamic Energy Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGEX
Dynamic Energy Income Fund (Prospectus Summary) | Dynamic Energy Income Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWEIX
Dynamic Global Growth Fund (Prospectus Summary) | Dynamic Global Growth Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGGX
Dynamic World Growth Fund (Prospectus Summary) | Dynamic World Growth Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGNX
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGIX
Dynamic Natural Resources Fund (Prospectus Summary) | Dynamic Natural Resources Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWNRX
Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGVX
Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGDX
Dynamic Gold & Precious Metals Fund (Prospectus Summary) | Dynamic Gold & Precious Metals Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGOX
Dynamic U.S. Growth Fund (Prospectus Summary) | Dynamic U.S. Growth Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWUGX
Dynamic U.S. Value Fund (Prospectus Summary) | Dynamic U.S. Value Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWUVX
JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOHIX
JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOHAX
Mount Lucas U.S. Focused Equity Fund (Prospectus Summary) | Mount Lucas U.S. Focused Equity Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMLEX
Smith Group Large Cap Core Growth Fund (Prospectus Summary) | Smith Group Large Cap Core Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSLGX

Dynamic Energy Fund (Prospectus Summary) | Dynamic Energy Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Energy Fund (the "Fund") is to seek long-term growth of capital.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Energy Fund		Class I Shares	Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses	[1]	2.34%	2.59%
Total Annual Fund Operating Expenses		3.29%	3.54%
Fee Waivers and Reimbursements	[2]	(2.04%)	(2.04%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.50%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic Energy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	127	822	1,540	3,446
Class II Shares	763	4,481	8,308	18,375

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in securities of energy and alternative energy companies.  Energy and alternative energy companies are those involved primarily in the exploration, research,

development, production and distribution of a broad range of non-renewable and renewable energy sources.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies,

in order to achieve its objective.

To achieve its investment objective, the Fund's portfolio manager seeks to identify and make investments in well positioned companies involved in a broad range of energy and alternative energy activities.  These businesses may be involved in the exploration, research, development, production and distribution of commodities including, but not limited to, fossil fuels, coal and uranium. Companies in which the Fund invests may also be involved in the development and distribution of products and services of traditional and alternative sources of power, including solar, wind and water.  The Fund may invest in equity securities and master limited partnerships

("MLPs") and may, to the extent permitted by applicable law, also invest in Canadian income trusts.  An income trust is an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  Canadian income trusts focused in the oil or gas industry are commonly referred to as energy income trusts or oil and gas royalty trusts.  Canadian income trusts focused on activities in the power generation or distribution, water and pipeline industries are commonly referred to as utility income trusts.

Techniques such as fundamental analysis may be used to assess growth and value potential. In conducting fundamental analysis of companies, MLPs and income trusts that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.

As part of this evaluation, GCIC US Ltd. (the "Sub-Adviser") may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Sub-Adviser may initiate options positions and option/stock combination strategies

(eg. covered calls) in the Fund.  While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price.  More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive.  The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the

Sub-Adviser believes to be attractive.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security, income trust and MLP unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company,

and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The Fund is also subject to the risk that its primary market segment,investments in securities of companies involved in energy and alternative energy activities, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, MLPs and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar,

U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. However, MLP investors typically have no personal liability, similar to a corporation's shareholders.  MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead,

owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP's income, gains, losses, and deductions whether or not they receive cash distributions. MLPs make distributions that are generally paid out on a quarterly basis.

Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs' distribution policies. Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right.  MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production,

and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices,

currency rates or interest rates are changing. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency)

markets.  The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive. By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the

Sub-Adviser believes to be attractive. The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive.

The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates,the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.

In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust,investors in that trust could be held liable for any outstanding obligations.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy, alternative energy or related activities.

Performance Information:
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan

Stanley Capital International World Energy Index (MSCI World Energy Index).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic Energy Fund (Prospectus Summary) | Dynamic Energy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic Energy Fund (the "Fund") is to seek long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in securities of energy and alternative energy companies.  Energy and alternative energy companies are those involved primarily in the exploration, research, development, production and distribution of a broad range of non-renewable and renewable energy sources.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund's portfolio manager seeks to identify and make investments in well positioned companies involved in a broad range of energy and alternative energy activities.  These businesses may be involved in the exploration, research, development, production and distribution of commodities including, but not limited to, fossil fuels, coal and uranium. Companies in which the Fund invests may also be involved in the development and distribution of products and services of traditional and alternative sources of power, including solar, wind and water.  The Fund may invest in equity securities and master limited partnerships
("MLPs") and may, to the extent permitted by applicable law, also invest in Canadian income trusts.  An income trust is an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  Canadian income trusts focused in the oil or gas industry are commonly referred to as energy income trusts or oil and gas royalty trusts.  Canadian income trusts focused on activities in the power generation or distribution, water and pipeline industries are commonly referred to as utility income trusts.

Techniques such as fundamental analysis may be used to assess growth and value potential. In conducting fundamental analysis of companies, MLPs and income trusts that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.
As part of this evaluation, GCIC US Ltd. (the "Sub-Adviser") may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Sub-Adviser may initiate options positions and option/stock combination strategies
(eg. covered calls) in the Fund.  While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price.  More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive.  The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the
Sub-Adviser believes to be attractive.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests, under normal market conditions, at least 80% of its assets in securities of energy and alternative energy companies.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security, income trust and MLP unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

The Fund is also subject to the risk that its primary market segment,investments in securities of companies involved in energy and alternative energy activities, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, MLPs and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar,
U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. However, MLP investors typically have no personal liability, similar to a corporation's shareholders.  MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP's income, gains, losses, and deductions whether or not they receive cash distributions. MLPs make distributions that are generally paid out on a quarterly basis.
Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs' distribution policies. Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right.  MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency)
markets.  The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive. By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the
Sub-Adviser believes to be attractive. The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive.
The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates,the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.
In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust,investors in that trust could be held liable for any outstanding obligations.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy, alternative energy or related activities.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan
Stanley Capital International World Energy Index (MSCI World Energy Index).

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has not commenced operations.
Dynamic Energy Fund (Prospectus Summary) | Dynamic Energy Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.29%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,540
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,446
Dynamic Energy Fund (Prospectus Summary) | Dynamic Energy Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.54%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	4,481
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	8,308
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	18,375

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Dynamic Energy Income Fund (Prospectus Summary) | Dynamic Energy Income Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Energy Income Fund (the "Fund") is to seek to achieve high income generation and long-term growth of capital.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold

Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Energy Income Fund		Class I Shares	Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.93%	1.18%	[1]
Total Annual Fund Operating Expenses		1.88%	2.13%
Fee Waivers and Reimbursements	[2]	(0.73%)	(0.73%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.40%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic Energy Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	117	520	948	2,141
Class II Shares	713	2,983	5,386	12,022

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 120.19% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies.  Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals,

wind and their by-products.  Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines.  The Fund may invest in

U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in

U.S., Canadian and other foreign energy and utility companies, and in equity securities of master limited partnerships ("MLPs") and Canadian income trusts to the extent permitted by applicable law.  When investing in an income trust, GCIC

US Ltd. (the "Sub-Adviser") purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  The Fund also seeks to provide shareholders with current income through investing in energy and utility MLPs.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation.  In conducting fundamental analysis of companies, income trusts and MLPs that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Sub-Adviser may initiate options positions and option/stock combination strategies (eg. covered calls) in the Fund.  While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price.  More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive.  The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Principal Risks of Investing in the Fund:
Since it purchases equity securities and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust and MLP unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The Fund is also subject to the risk that its primary market segment,

investments in securities of companies involved in energy or related activities,

may underperform other market segments or the equity markets as a whole.

Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result,

causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the

Canadian stock market, on the relative exchange rates of the U.S. dollar and the

Canadian dollar, U.S. and Canadian political and economic developments, and U.S.

and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The

Canadian economy is highly dependent on the demand for, and supply and price of,

natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates,

the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust,

investors in that trust could be held liable for any outstanding obligations.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation.

However, MLP investors typically have no personal liability, similar to a corporation's shareholders.  MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP's income, gains, losses, and deductions whether or not they receive cash distributions.  MLPs make distributions that are generally paid out on a quarterly basis.  Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs' distribution policies.  Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right.  MLPs are generally engaged in the transportation, storage, processing,

refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the

Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive.  By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive.  The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive.  The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund's investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.

Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.

Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Past performance (before and after taxes) is not necessarily an indication of how the

Fund will perform in the future. Updated performance information is available at

www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

Best Quarter

December 31, 2010     14.05%

Worst Quarter

September 30, 2011   (14.56)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Energy Income Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Before Taxes		0.63%	20.01%	Aug 18, 2009	[1]
Class I Shares After Taxes on Distributions	After Taxes on Distributions		0.66%	19.14%	Aug 18, 2009	[1]
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares		1.14%	17.19%	Aug 18, 2009	[1]
Standard & Poor's/Toronto Stock Exchange Capped Energy Index	Standard & Poor's/Toronto Stock Exchange Capped Energy Index (reflects no deductions for fees, expenses or taxes)	[2]	(16.86%)	7.36%	Aug 18, 2009	[1]
[1]	While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.
[2]	On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor's/Toronto Stock Exchange Capped Energy Trust Index ("Prior Index") to the Standard & Poor's/Toronto Stock Exchange Capped Energy Index. This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index on March 18, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic Energy Income Fund (Prospectus Summary) | Dynamic Energy Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic Energy Income Fund (the "Fund") is to seek to achieve high income generation and long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 120.19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.19%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies.  Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products.  Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines.  The Fund may invest in
U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in
U.S., Canadian and other foreign energy and utility companies, and in equity securities of master limited partnerships ("MLPs") and Canadian income trusts to the extent permitted by applicable law.  When investing in an income trust, GCIC
US Ltd. (the "Sub-Adviser") purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  The Fund also seeks to provide shareholders with current income through investing in energy and utility MLPs.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation.  In conducting fundamental analysis of companies, income trusts and MLPs that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Sub-Adviser may initiate options positions and option/stock combination strategies (eg. covered calls) in the Fund.  While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price.  More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive.  The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust and MLP unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy or related activities, may underperform other market segments or the equity markets as a whole.
Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the
Canadian stock market, on the relative exchange rates of the U.S. dollar and the
Canadian dollar, U.S. and Canadian political and economic developments, and U.S.
and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The
Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates, the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation.
However, MLP investors typically have no personal liability, similar to a corporation's shareholders.  MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP's income, gains, losses, and deductions whether or not they receive cash distributions.  MLPs make distributions that are generally paid out on a quarterly basis.  Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs' distribution policies.  Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right.  MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the
Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive.  By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive.  The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive.  The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund's investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.
Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.dundeewealthus.com or by calling 1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
December 31, 2010     14.05%

Worst Quarter
September 30, 2011   (14.56)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Energy Income Fund (Prospectus Summary) | Dynamic Energy Income Fund | Standard & Poor's/Toronto Stock Exchange Capped Energy Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's/Toronto Stock Exchange Capped Energy Index (reflects no deductions for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009	[2]
Dynamic Energy Income Fund (Prospectus Summary) | Dynamic Energy Income Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	948
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,141
Annual Return 2010	rr_AnnualReturn2010	23.12%
Annual Return 2011	rr_AnnualReturn2011	0.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.56%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009	[2]
Dynamic Energy Income Fund (Prospectus Summary) | Dynamic Energy Income Fund | Class I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009	[2]
Dynamic Energy Income Fund (Prospectus Summary) | Dynamic Energy Income Fund | Class I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009	[2]
Dynamic Energy Income Fund (Prospectus Summary) | Dynamic Energy Income Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.18%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,983
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	5,386
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	12,022

[1]	On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor's/Toronto Stock Exchange Capped Energy Trust Index ("Prior Index") to the Standard & Poor's/Toronto Stock Exchange Capped Energy Index. This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index on March 18, 2011.
[2]	While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.
[3]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[4]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Dynamic Global Growth Fund (Prospectus Summary) | Dynamic Global Growth Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Global Growth Fund (the "Fund") is to

seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Global Growth Fund		Class I Shares	Class II Shares
Management Fees		0.85%	0.85%
Shareholder Servicing Fee		none	0.25%
Other Expenses	[1]	2.37%	2.62%
Total Annual Fund Operating Expenses		3.22%	3.47%
Fee Waivers and Reimbursements	[2]	(2.07%)	(2.07%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.40%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic Global Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	117	798	1,503	3,379
Class II Shares	713	4,363	8,125	18,048

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy:
The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach.

The Fund will invest significantly (at least 40% of its assets unless market conditions are deemed to be unfavorable by DundeeWealth US, LP or GCIC US Ltd.

(the "Sub-Adviser") in which case the Fund will invest at least 30% of its assets) in the securities of companies organized or primarily located outside of the U.S. or doing a substantial amount of business outside of the U.S.  The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S.  Based on the Sub-Adviser's view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world.  The Fund may invest in U.S.

and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the

People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such,

government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.

Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate in excess of 300%.

The Fund is non-diversified and invests in a limited number of securities.

Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan

Stanley Capital International (MSCI) World Index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic Global Growth Fund (Prospectus Summary) | Dynamic Global Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic Global Growth Fund (the "Fund") is to
seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach.
The Fund will invest significantly (at least 40% of its assets unless market conditions are deemed to be unfavorable by DundeeWealth US, LP or GCIC US Ltd.
(the "Sub-Adviser") in which case the Fund will invest at least 30% of its assets) in the securities of companies organized or primarily located outside of the U.S. or doing a substantial amount of business outside of the U.S.  The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S.  Based on the Sub-Adviser's view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world.  The Fund may invest in U.S.
and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the
People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.
Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate in excess of 300%.

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan
Stanley Capital International (MSCI) World Index.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has not commenced operations.
Dynamic Global Growth Fund (Prospectus Summary) | Dynamic Global Growth Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.22%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	798
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,503
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,379
Dynamic Global Growth Fund (Prospectus Summary) | Dynamic Global Growth Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.47%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	4,363
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	8,125
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	18,048

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Dynamic World Growth Fund (Prospectus Summary) | Dynamic World Growth Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic World Growth Fund (formerly, Dynamic

Growth Navigator Fund) (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic World Growth Fund		Class I Shares	Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses	[1]	2.36%	2.61%
Total Annual Fund Operating Expenses		3.31%	3.56%
Fee Waivers and Reimbursements	[2]	(2.06%)	(2.06%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.50%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic World Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	127	826	1,548	3,463
Class II Shares	763	4,501	8,347	18,458

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy:
The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach.  The growth investment approach seeks to identify companies demonstrating the strongest earnings growth relative to the overall market and relative to their peer group.  The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, GCIC US Ltd. (the "Sub-Adviser") may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the

People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such,

government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.

Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate of between 75% and 150%.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan

Stanley Capital International (MSCI) World Index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic World Growth Fund (Prospectus Summary) | Dynamic World Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic World Growth Fund (formerly, Dynamic
Growth Navigator Fund) (the "Fund") is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach.  The growth investment approach seeks to identify companies demonstrating the strongest earnings growth relative to the overall market and relative to their peer group.  The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, GCIC US Ltd. (the "Sub-Adviser") may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the
People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.
Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate of between 75% and 150%.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan
Stanley Capital International (MSCI) World Index.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has not commenced operations.
Dynamic World Growth Fund (Prospectus Summary) | Dynamic World Growth Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-13
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	826
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,548
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,463
Dynamic World Growth Fund (Prospectus Summary) | Dynamic World Growth Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.56%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-13
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	4,501
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	8,347
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	18,458

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Canadian Equity Income Fund (formerly,

Dynamic Infrastructure Fund) (the "Fund") is to seek high income and long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Canadian Equity Income Fund		Class I Shares	Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses		11.77%	12.02%	[1]
Total Annual Fund Operating Expenses		12.72%	12.97%
Fee Waivers and Reimbursements	[2]	(11.47%)	(11.47%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.50%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver and reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic Canadian Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	127	2,567	4,644	8,587
Class II Shares	763	13,139	23,620	43,332

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was

133.40% of the average value of its portfolio. Effective September 30, 2011, the

Fund changed its investment objective and principal investment strategies as set forth herein.  This turnover rate represents the Fund's turnover rate under its prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada. For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada. The Fund invests primarily in dividend or distribution paying Canadian equity securities and real estate investment trusts ("REITs"), as well as in other types of Canadian equity securities,

including limited partnerships and master limited partnerships ("MLPs").  The

Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts.  An income trust is an equity investment vehicle designed to contribute cash flow from an underlying business to investors.  In addition to its Canadian equity investments, the Fund may also invest in other foreign and

U.S. companies of any size, including small and mid capitalization companies, as well as in U.S. MLPs to the extent permitted by applicable law, in order to achieve its objective.  While the Fund will not concentrate its investments in any one industry, the Fund will focus on equity securities in the energy, real estate and infrastructure sectors.

In considering an equity security, GCIC US Ltd. (the "Sub-Adviser") also evaluates the equity security's potential for capital appreciation.  The

Sub-Adviser employs a Quality at a Reasonable Price (QUARPTM) philosophy and uses strict fundamental analysis due diligence measures to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Fund invests in businesses with sustainable cash flow distributions,

dominant positions in their respective industry sector and management that holds a significant equity stake.

The Sub-Adviser may initiate options positions and option/stock combination strategies (eg. covered calls) in the Fund.  While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price.  More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive.  The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, REITs and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security,

REIT and income trust and MLP unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The Fund's securities may go up or down in value depending on changes in the

Canadian stock market, on the relative exchange rates of the U.S. dollar and the

Canadian dollar, U.S. and Canadian political and economic developments, and U.S.

and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.

The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the

Canadian economy.

The small and mid capitalization companies, REITs, income trusts and MLPs the

Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates,

the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust,

investors in that trust could be held liable for any outstanding obligations.

A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.  The Fund may purchase Canadian and U.S. equity REITs, which own and manage property, and Canadian and U.S.

mortgage REITs, which purchase mortgages and may also borrow money from banks to lend again at higher interest rates.  Some REITs also originate loans or develop properties.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry.  REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation.

However, MLP investors typically have no personal liability, similar to a corporation's shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP's income, gains, losses, and deductions whether or not they receive cash distributions.  MLPs make distributions that are generally paid out on a quarterly basis.  Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs' distribution policies.  Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right.  MLPs are generally engaged in the transportation, storage, processing,

refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the

Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive.  By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive.  The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive.  The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund should only be purchased by investors seeking high income and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on Canadian securities.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of broad measures of market performance.  Performance reflects contractual fee waivers in effect.  The performance shown represents performance of the Fund's prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries.  If fee waivers were not in place,

performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements,

such as 401(k) plans or individual retirement accounts ("IRA").  Past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

Best Quarter

September 30, 2010   10.92%

Worst Quarter

June 30, 2010        (6.18)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Canadian Equity Income Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Before Taxes		10.97%	20.55%	Apr 1, 2009	[1]
Class I Shares After Taxes on Distributions	After Taxes on Distributions		9.62%	17.10%	Apr 1, 2009	[1]
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares		8.84%	16.24%	Apr 1, 2009	[1]
Standard & Poor's/Toronto Stock Exchange Equity Income Index	Standard & Poor's/Toronto Stock Exchange Equity Income Index (reflects no deductions for fees, expenses or taxes)	[2]	2.23%		Apr 1, 2009	[1]
Standard & Poor's/Toronto Stock Exchange Composite Index	Standard & Poor's/Toronto Stock Exchange Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	(10.92%)	23.73%	Apr 1, 2009	[1]
Standard & Poor's Global Infrastructure Index	Standard & Poor's Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)		(0.39%)	17.80%	Apr 1, 2009	[1]
Morgan Stanley Capital International (MSCI) World Index	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)		(5.02%)	15.72%	Apr 1, 2009	[1]
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its prior investment objective on April 1, 2009.
[2]	Effective September 30, 2011, the Standard & Poor's/Toronto Stock Exchange Equity Income Index and Standard & Poor's/Toronto Stock Exchange Composite Index have replaced the Standard & Poor's Global Infrastructure Index and Morgan Stanley Capital International (MSCI) World Index as more appropriate benchmarks for the Fund. The Standard & Poor's/Toronto Stock Exchange Equity Income Index began its performance history on December 20, 2010. As such, performance results are not available for periods prior to that date.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic Canadian Equity Income Fund (formerly,
Dynamic Infrastructure Fund) (the "Fund") is to seek high income and long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
133.40% of the average value of its portfolio. Effective September 30, 2011, the
Fund changed its investment objective and principal investment strategies as set forth herein.  This turnover rate represents the Fund's turnover rate under its prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada. For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada. The Fund invests primarily in dividend or distribution paying Canadian equity securities and real estate investment trusts ("REITs"), as well as in other types of Canadian equity securities, including limited partnerships and master limited partnerships ("MLPs").  The
Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts.  An income trust is an equity investment vehicle designed to contribute cash flow from an underlying business to investors.  In addition to its Canadian equity investments, the Fund may also invest in other foreign and
U.S. companies of any size, including small and mid capitalization companies, as well as in U.S. MLPs to the extent permitted by applicable law, in order to achieve its objective.  While the Fund will not concentrate its investments in any one industry, the Fund will focus on equity securities in the energy, real estate and infrastructure sectors.

In considering an equity security, GCIC US Ltd. (the "Sub-Adviser") also evaluates the equity security's potential for capital appreciation.  The
Sub-Adviser employs a Quality at a Reasonable Price (QUARPTM) philosophy and uses strict fundamental analysis due diligence measures to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Fund invests in businesses with sustainable cash flow distributions, dominant positions in their respective industry sector and management that holds a significant equity stake.

The Sub-Adviser may initiate options positions and option/stock combination strategies (eg. covered calls) in the Fund.  While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price.  More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive.  The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, REITs and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security,
REIT and income trust and MLP unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The Fund's securities may go up or down in value depending on changes in the
Canadian stock market, on the relative exchange rates of the U.S. dollar and the
Canadian dollar, U.S. and Canadian political and economic developments, and U.S.
and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.
The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the
Canadian economy.

The small and mid capitalization companies, REITs, income trusts and MLPs the
Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments.  During periods of high interest rates, the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.  The Fund may purchase Canadian and U.S. equity REITs, which own and manage property, and Canadian and U.S.
mortgage REITs, which purchase mortgages and may also borrow money from banks to lend again at higher interest rates.  Some REITs also originate loans or develop properties.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry.  REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation.  Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation.
However, MLP investors typically have no personal liability, similar to a corporation's shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes.  Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP's income, gains, losses, and deductions whether or not they receive cash distributions.  MLPs make distributions that are generally paid out on a quarterly basis.  Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs' distribution policies.  Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right.  MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.  As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the
Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.  Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive.  By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive.  The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive.  The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund should only be purchased by investors seeking high income and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on Canadian securities.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of broad measures of market performance.  Performance reflects contractual fee waivers in effect.  The performance shown represents performance of the Fund's prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  Past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
September 30, 2010   10.92%

Worst Quarter
June 30, 2010        (6.18)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund | Standard & Poor's/Toronto Stock Exchange Equity Income Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's/Toronto Stock Exchange Equity Income Index (reflects no deductions for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[2]
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund | Standard & Poor's/Toronto Stock Exchange Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's/Toronto Stock Exchange Composite Index (reflects no deductions for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[2]
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund | Standard & Poor's Global Infrastructure Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[2]
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund | Morgan Stanley Capital International (MSCI) World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[2]
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	11.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.72%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.47%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,567
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,644
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,587
Annual Return 2010	rr_AnnualReturn2010	11.22%
Annual Return 2011	rr_AnnualReturn2011	10.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.18%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[2]
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund | Class I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[2]
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund | Class I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[2]
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	12.02%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.97%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(11.47%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	13,139
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	23,620
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	43,332

[1]	Effective September 30, 2011, the Standard & Poor's/Toronto Stock Exchange Equity Income Index and Standard & Poor's/Toronto Stock Exchange Composite Index have replaced the Standard & Poor's Global Infrastructure Index and Morgan Stanley Capital International (MSCI) World Index as more appropriate benchmarks for the Fund. The Standard & Poor's/Toronto Stock Exchange Equity Income Index began its performance history on December 20, 2010. As such, performance results are not available for periods prior to that date.
[2]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its prior investment objective on April 1, 2009.
[3]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver and reimbursement.
[4]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Dynamic Natural Resources Fund (Prospectus Summary) | Dynamic Natural Resources Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Natural Resources Fund (the "Fund") is to

seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Natural Resources Fund		Class I Shares	Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses	[1]	2.40%	2.65%
Total Annual Fund Operating Expenses		3.35%	3.60%
Fee Waivers and Reimbursements	[2]	(2.10%)	(2.10%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.50%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic Natural Resources Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	127	834	1,564	3,498
Class II Shares	763	4,541	8,426	18,625

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are involved primarily in resource-based activities and in instruments that derive their value from the value of natural resources.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

The Fund invests primarily in equity securities of domestic and foreign businesses which are involved primarily in resource-based activities, including exploring for or exploiting base or ferrous metals, precious commodities (such as gold, silver, platinum, palladium and gems), oil, natural gas and other hydrocarbon products, lumber and lumber-related products, and other industrial materials.  The Fund also may, to the extent consistent with applicable law,

invest in Canadian income trusts relating to resource-based activities.  An income trust is an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  The Fund does not intend to invest in agricultural or livestock-related businesses.  Based on the view of GCIC US Ltd.

(the "Sub-Adviser") with respect to global resource supply and demand, the resource sector weightings within the portfolio may vary and, from time to time,

a substantial portion of the Fund's assets may be in one resource sector.

The Sub-Adviser adheres to a focused investment philosophy, which emphasizes business perspective investing and is characterized by a portfolio of businesses generally held for the long term. Businesses are purchased when they trade at discounts to the Sub-Adviser's assessment of intrinsic value. Techniques such as fundamental analysis may be used to assess potential investments for the Fund.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the

Canadian stock market, on the relative exchange rates of the U.S. dollar and the

Canadian dollar, U.S. and Canadian political and economic developments, and U.S.

and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.

The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the

Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates,

the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust,

investors in that trust could be held liable for any outstanding obligations.

The Fund is also subject to the risk that its primary market segment,

investments in equity securities of businesses which explore for or exploit base or ferrous metals, precious commodities, oil, natural gas and other hydrocarbon products, lumber, and other industrial materials, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Fund is non-diversified and invests in a limited number of securities.

Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of businesses involved in resource-based activities.

Performance Information:
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the S&P

Global Natural Resources Index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic Natural Resources Fund (Prospectus Summary) | Dynamic Natural Resources Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic Natural Resources Fund (the "Fund") is to
seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are involved primarily in resource-based activities and in instruments that derive their value from the value of natural resources.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

The Fund invests primarily in equity securities of domestic and foreign businesses which are involved primarily in resource-based activities, including exploring for or exploiting base or ferrous metals, precious commodities (such as gold, silver, platinum, palladium and gems), oil, natural gas and other hydrocarbon products, lumber and lumber-related products, and other industrial materials.  The Fund also may, to the extent consistent with applicable law, invest in Canadian income trusts relating to resource-based activities.  An income trust is an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  The Fund does not intend to invest in agricultural or livestock-related businesses.  Based on the view of GCIC US Ltd.
(the "Sub-Adviser") with respect to global resource supply and demand, the resource sector weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund's assets may be in one resource sector.

The Sub-Adviser adheres to a focused investment philosophy, which emphasizes business perspective investing and is characterized by a portfolio of businesses generally held for the long term. Businesses are purchased when they trade at discounts to the Sub-Adviser's assessment of intrinsic value. Techniques such as fundamental analysis may be used to assess potential investments for the Fund.
In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are involved primarily in resource-based activities and in instruments that derive their value from the value of natural resources.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the
Canadian stock market, on the relative exchange rates of the U.S. dollar and the
Canadian dollar, U.S. and Canadian political and economic developments, and U.S.
and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.
The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the
Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The Fund is also subject to the risk that its primary market segment, investments in equity securities of businesses which explore for or exploit base or ferrous metals, precious commodities, oil, natural gas and other hydrocarbon products, lumber, and other industrial materials, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of businesses involved in resource-based activities.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the S&P
Global Natural Resources Index.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has not commenced operations.
Dynamic Natural Resources Fund (Prospectus Summary) | Dynamic Natural Resources Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.35%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	834
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,564
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,498
Dynamic Natural Resources Fund (Prospectus Summary) | Dynamic Natural Resources Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.60%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	4,541
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	8,426
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	18,625

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Contrarian Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Contrarian Advantage Fund		Class I Shares	Class II Shares
Management Fees		0.85%	0.85%
Shareholder Servicing Fee		none	0.25%
Other Expenses		14.35%	14.60%	[1]
Total Annual Fund Operating Expenses		15.20%	15.45%
Fee Waivers and Reimbursements	[2]	(14.05%)	(14.05%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.40%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic Contrarian Advantage Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	117	2,960	5,253	9,227
Class II Shares	713	15,090	26,619	46,416

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 166.56% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach.

GCIC US Ltd. (the "Sub-Adviser") believes that dividend growth may be a strong indicator of future price performance, and therefore, seeks to identify high quality companies, selling at a discount to intrinsic value, that are expected to initiate or increase their dividends.  Based on the Sub-Adviser's view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies,

in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser screens a broad universe of stocks that are expected to initiate or increase their dividends using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio.  The Sub-Adviser then conducts fundamental analysis to distinguish those that merit investment from those that are inexpensive for a good reason.  The

Sub-Adviser also seeks to identify catalysts that may drive an increase in stock price.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the

Canadian stock market, on the relative exchange rates of the U.S. dollar and the

Canadian dollar, U.S. and Canadian political and economic developments, and U.S.

and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.

The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the

Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the

Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

Even a small investment in derivative contracts can have a big impact on the

Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.  Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund's investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.

Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II

Shares of the Fund had not commenced operations as of the date of this prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  Past performance (before and after taxes)

is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.dundeewealthus.com or by calling

1-888-572-0968.

Annual Return For the years ended December 31

Best Quarter

December 31, 2010     10.55%

Worst Quarter

September 30, 2011   (11.55)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Contrarian Advantage Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(6.76%)	10.51%	Apr 2, 2009	[1]
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(8.33%)	8.42%	Apr 2, 2009	[1]
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(2.29%)	8.58%	Apr 2, 2009	[1]
Morgan Stanley Capital International (MSCI) World Index	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	(5.02%)	15.72%	Apr 2, 2009	[1]
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic Contrarian Fund (the "Fund") is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 166.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.56%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach.
GCIC US Ltd. (the "Sub-Adviser") believes that dividend growth may be a strong indicator of future price performance, and therefore, seeks to identify high quality companies, selling at a discount to intrinsic value, that are expected to initiate or increase their dividends.  Based on the Sub-Adviser's view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser screens a broad universe of stocks that are expected to initiate or increase their dividends using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio.  The Sub-Adviser then conducts fundamental analysis to distinguish those that merit investment from those that are inexpensive for a good reason.  The
Sub-Adviser also seeks to identify catalysts that may drive an increase in stock price.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the
Canadian stock market, on the relative exchange rates of the U.S. dollar and the
Canadian dollar, U.S. and Canadian political and economic developments, and U.S.
and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.
The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the
Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the
Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

Even a small investment in derivative contracts can have a big impact on the
Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.  Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund's investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II
Shares of the Fund had not commenced operations as of the date of this prospectus.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Updated performance information is available at www.dundeewealthus.com or by calling
1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
December 31, 2010     10.55%

Worst Quarter
September 30, 2011   (11.55)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund | Morgan Stanley Capital International (MSCI) World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009	[1]
Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	14.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.20%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(14.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,960
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	5,253
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,227
Annual Return 2010	rr_AnnualReturn2010	10.46%
Annual Return 2011	rr_AnnualReturn2011	(6.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009	[1]
Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund | Class I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009	[1]
Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund | Class I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009	[1]
Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	14.60%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	15.45%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(14.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	15,090
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	26,619
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	46,416

[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[3]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Discovery Fund(the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Discovery Fund		Class I Shares	Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses		10.06%	10.31%	[1]
Total Annual Fund Operating Expenses		11.01%	11.26%
Fee Waivers and Reimbursements	[2]	(9.76%)	(9.76%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.50%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and $50,000 in

Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic Discovery Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	127	2,277	4,175	8,009
Class II Shares	763	11,699	21,309	40,538

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities

(or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year,

the Fund's portfolio turnover rate was 192.39% of the average value of its portfolio.

Principal Investment Strategy:
The Fund will invest primarily in equity securities of U.S. and foreign companies.

The Fund may invest the majority of its assets in equity securities of U.S., Canadian and other foreign small capitalization companies.

Investment analysis for this Fund follows a bottom-up approach, which emphasizes careful company specific analysis. Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company's intrinsic value.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, GCIC US Ltd. (the "Sub-Adviser") may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.

Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the

Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

Even a small investment in derivative contracts can have a big impact on the

Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.  Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

The Fund is non-diversified and invests in a limited number of securities.

Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect. If fee waivers were not in place,

performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts

("IRA").  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

Best Quarter

December 31, 2010     13.25%

Worst Quarter

September 30, 2011   (14.54)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Discovery Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(12.26%)	12.02%	Apr 2, 2009	[1]
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(14.71%)	9.62%	Apr 2, 2009	[1]
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(4.69%)	9.77%	Apr 2, 2009	[1]
Morgan Stanley Capital International (MSCI) World Index	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	(5.02%)	15.72%	Apr 2, 2009	[1]
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic Discovery Fund(the "Fund") is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 192.39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	192.39%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and $50,000 in
Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest primarily in equity securities of U.S. and foreign companies.
The Fund may invest the majority of its assets in equity securities of U.S., Canadian and other foreign small capitalization companies.

Investment analysis for this Fund follows a bottom-up approach, which emphasizes careful company specific analysis. Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company's intrinsic value.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, GCIC US Ltd. (the "Sub-Adviser") may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.
Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the
Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

Even a small investment in derivative contracts can have a big impact on the
Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.  Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
("IRA").  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
December 31, 2010     13.25%

Worst Quarter
September 30, 2011   (14.54)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund | Morgan Stanley Capital International (MSCI) World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009	[1]
Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.01%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.76%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,277
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,175
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,009
Annual Return 2010	rr_AnnualReturn2010	18.73%
Annual Return 2011	rr_AnnualReturn2011	(12.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.54%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009	[1]
Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund | Class I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.71%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009	[1]
Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund | Class I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009	[1]
Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	10.31%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.26%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.76%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	11,699
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	21,309
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	40,538

[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[3]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Dynamic Gold & Precious Metals Fund (Prospectus Summary) | Dynamic Gold & Precious Metals Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Gold & Precious Metals Fund (the "Fund")

is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Gold & Precious Metals Fund		Class I Shares	Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.61%	0.86%	[1]
Total Annual Fund Operating Expenses		1.56%	1.81%
Fee Waivers and Reimbursements	[2]	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.50%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic Gold & Precious Metals Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	127	462	821	1,830
Class II Shares	763	2,697	4,756	10,506

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 52.69%

of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development,

fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.  The Fund may invest in U.S.,

Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Bullion and coins for the Fund will only be bought from and sold to banks (both

U.S. and foreign) who are members, or affiliated with members, of a regulated

U.S. commodities exchange.  Gold, silver and other precious metals will not be purchased in any form that is not readily marketable.  Coins will only be purchased for the Fund if they can be bought and sold in an active market and will not be purchased for their numismatic or "collector" value.  Any bullion or coin purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States.  Bullion and coins do not generate income -

they offer only the potential for capital appreciation or depreciation.  Direct investment in gold, silver and platinum in the form of bullion or coins may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of stocks.

As a result of its specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the stock markets.  GCIC US

Ltd. (the "Sub-Adviser") anticipates that the Fund may invest greater than 25%

of its assets in securities of Canadian companies which are engaged primarily in activities related to gold, in instruments that derive their value from the value of gold and in gold in the form of bullion, coins and storage receipts.

Based on the Sub-Adviser's view of global supply and demand factors, however,

the precious metals weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund's assets may be invested in any one country and/or category of precious metals.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the strength of a company's management; and

o  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the

Canadian stock market, on the relative exchange rates of the U.S. dollar and the

Canadian dollar, U.S. and Canadian political and economic developments, and U.S.

and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.

The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the

Canadian economy.

The Fund is also subject to the risk that its target market segment, investments in equity securities of businesses engaged primarily in precious metals activities, may underperform other market segments or the equity markets as a whole.  Moreover as a result of the Sub-Adviser's specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the markets.  Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector.  Political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price.  When inflation is low or expected to fall, prices tend to be weak.  The Sub-Adviser's view of global supply and demand may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

When the Fund invests in storage receipts, it receives certificates evidencing ownership of specific amounts of precious metals bullion, instead of taking physical possession of the bullion represented by the certificate. The Fund relies on the issuers of such documents to maintain the underlying precious metal on deposit. A default by any of the issuers could expose the Fund to loss of the metal on deposit.

The Fund is non-diversified and invests in a limited number of securities.

Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on precious metal stocks.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II

Shares of the Fund had not commenced operations as of the date of this prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  Past performance (before and after taxes)

is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling

1-888-572-0968.

Annual Return For the years ended December 31

Best Quarter

September 30, 2010   27.19%

Worst Quarter

September 30, 2011   (16.69)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Gold & Precious Metals Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(29.68%)	25.41%	Apr 1, 2009	[1]
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(32.55%)	22.77%	Apr 1, 2009	[1]
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(19.12%)	20.64%	Apr 1, 2009	[1]
Standard & Poor's/Toronto Stock Exchange Global Gold Index	Standard & Poor's/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)	(15.69%)	9.74%	Apr 1, 2009	[1]
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic Gold & Precious Metals Fund (Prospectus Summary) | Dynamic Gold & Precious Metals Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic Gold & Precious Metals Fund (the "Fund")
is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 52.69%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.69%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.  The Fund may invest in U.S.,
Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Bullion and coins for the Fund will only be bought from and sold to banks (both
U.S. and foreign) who are members, or affiliated with members, of a regulated
U.S. commodities exchange.  Gold, silver and other precious metals will not be purchased in any form that is not readily marketable.  Coins will only be purchased for the Fund if they can be bought and sold in an active market and will not be purchased for their numismatic or "collector" value.  Any bullion or coin purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States.  Bullion and coins do not generate income -
they offer only the potential for capital appreciation or depreciation.  Direct investment in gold, silver and platinum in the form of bullion or coins may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of stocks.

As a result of its specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the stock markets.  GCIC US
Ltd. (the "Sub-Adviser") anticipates that the Fund may invest greater than 25%
of its assets in securities of Canadian companies which are engaged primarily in activities related to gold, in instruments that derive their value from the value of gold and in gold in the form of bullion, coins and storage receipts.
Based on the Sub-Adviser's view of global supply and demand factors, however, the precious metals weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund's assets may be invested in any one country and/or category of precious metals.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the strength of a company's management; and

o  conduct company interviews, where possible.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the
Canadian stock market, on the relative exchange rates of the U.S. dollar and the
Canadian dollar, U.S. and Canadian political and economic developments, and U.S.
and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.
The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the
Canadian economy.

The Fund is also subject to the risk that its target market segment, investments in equity securities of businesses engaged primarily in precious metals activities, may underperform other market segments or the equity markets as a whole.  Moreover as a result of the Sub-Adviser's specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the markets.  Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector.  Political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price.  When inflation is low or expected to fall, prices tend to be weak.  The Sub-Adviser's view of global supply and demand may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

When the Fund invests in storage receipts, it receives certificates evidencing ownership of specific amounts of precious metals bullion, instead of taking physical possession of the bullion represented by the certificate. The Fund relies on the issuers of such documents to maintain the underlying precious metal on deposit. A default by any of the issuers could expose the Fund to loss of the metal on deposit.

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on precious metal stocks.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II
Shares of the Fund had not commenced operations as of the date of this prospectus.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling
1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter

September 30, 2010   27.19%

Worst Quarter

September 30, 2011   (16.69)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Gold & Precious Metals Fund (Prospectus Summary) | Dynamic Gold & Precious Metals Fund | Standard & Poor's/Toronto Stock Exchange Global Gold Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[1]
Dynamic Gold & Precious Metals Fund (Prospectus Summary) | Dynamic Gold & Precious Metals Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	821
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,830
Annual Return 2010	rr_AnnualReturn2010	73.42%
Annual Return 2011	rr_AnnualReturn2011	(29.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.69%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(29.68%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[1]
Dynamic Gold & Precious Metals Fund (Prospectus Summary) | Dynamic Gold & Precious Metals Fund | Class I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(32.55%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[1]
Dynamic Gold & Precious Metals Fund (Prospectus Summary) | Dynamic Gold & Precious Metals Fund | Class I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[1]
Dynamic Gold & Precious Metals Fund (Prospectus Summary) | Dynamic Gold & Precious Metals Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,697
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,756
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	10,506

[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[3]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Dynamic U.S. Growth Fund (Prospectus Summary) | Dynamic U.S. Growth Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic U.S. Growth Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic U.S. Growth Fund		Class I Shares	Class II Shares
Management Fees		0.75%	0.75%
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.57%	0.82%	[1]
Total Annual Fund Operating Expenses		1.32%	1.57%
Fee Waivers and Reimbursements	[2]	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver		0.95%	1.20%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic U.S. Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	97	382	688	1,558
Class II Shares	611	2,297	4,101	9,180

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 358.15%

of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach.  The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, GCIC US Ltd. (the "Sub-Adviser") seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.  While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy,

especially the more growth-oriented sectors, such as the information technology,

consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.

Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation.  Competitive pressures in the information technology sector, and the Fund's investments in information technology company securities,

may subject it to more volatile price movements than a more diversified securities portfolio.

The Sub-Adviser expects a high portfolio turnover rate in excess of 400%.

The Fund is non-diversified and invests in a limited number of securities.

Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information:
The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception. Performance reflects contractual fee waivers in effect.

If fee waivers were not in place, performance would be reduced.  Performance for

Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

Best Quarter

September 30, 2010    22.36%

Worst Quarter

September 30, 2011   (16.50)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic U.S. Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Before Taxes	4.61%	34.01%	Apr 1, 2009	[1]
Class I Shares After Taxes on Distributions	After Taxes on Distributions	3.71%	31.42%	Apr 1, 2009	[1]
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	3.03%	28.10%	Apr 1, 2009	[1]
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	21.06%	Apr 1, 2009	[1]
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic U.S. Growth Fund (Prospectus Summary) | Dynamic U.S. Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic U.S. Growth Fund (the "Fund") is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 358.15%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	358.15%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach.  The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, GCIC US Ltd. (the "Sub-Adviser") seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.  While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy, especially the more growth-oriented sectors, such as the information technology, consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.
Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.
Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation.  Competitive pressures in the information technology sector, and the Fund's investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Sub-Adviser expects a high portfolio turnover rate in excess of 400%.

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception. Performance reflects contractual fee waivers in effect.
If fee waivers were not in place, performance would be reduced.  Performance for
Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
September 30, 2010    22.36%

Worst Quarter
September 30, 2011   (16.50)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic U.S. Growth Fund (Prospectus Summary) | Dynamic U.S. Growth Fund | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[1]
Dynamic U.S. Growth Fund (Prospectus Summary) | Dynamic U.S. Growth Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,558
Annual Return 2010	rr_AnnualReturn2010	50.67%
Annual Return 2011	rr_AnnualReturn2011	4.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.50%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	34.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[1]
Dynamic U.S. Growth Fund (Prospectus Summary) | Dynamic U.S. Growth Fund | Class I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	31.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[1]
Dynamic U.S. Growth Fund (Prospectus Summary) | Dynamic U.S. Growth Fund | Class I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009	[1]
Dynamic U.S. Growth Fund (Prospectus Summary) | Dynamic U.S. Growth Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,297
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,180

[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[3]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Dynamic U.S. Value Fund (Prospectus Summary) | Dynamic U.S. Value Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic U.S. Value Fund (the "Fund") is to seek long-term capital appreciation through value investing.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold

Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic U.S. Value Fund		Class I Shares	Class II Shares
Management Fees		0.75%	0.75%
Shareholder Servicing Fee		none	0.25%
Other Expenses	[1]	2.30%	2.55%
Total Annual Fund Operating Expenses		3.05%	3.30%
Fee Waivers and Reimbursements	[2]	(2.10%)	(2.10%)
Total Annual Fund Operating Expenses After Fee Waiver		0.95%	1.20%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic U.S. Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	97	744	1,417	3,216
Class II Shares	611	4,095	7,699	17,257

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a value oriented investment approach.  The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, GCIC US Ltd. (the "Sub-Adviser")

screens a broad universe of stocks of all capitalizations using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio.  Companies with solid fundamentals that the Sub-Adviser believes are trading at below intrinsic value, offering substantial reward potential, and having an acceptable level of risk are considered to be ideal candidates for inclusion in the Fund's portfolio.  The Sub-Adviser also seeks to identify companies with catalysts that may drive an increase in stock price.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the

Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information:
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Standard

& Poor's 500 Index (S&P 500).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Dynamic U.S. Value Fund (Prospectus Summary) | Dynamic U.S. Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic U.S. Value Fund (the "Fund") is to seek long-term capital appreciation through value investing.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a value oriented investment approach.  The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, GCIC US Ltd. (the "Sub-Adviser")
screens a broad universe of stocks of all capitalizations using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio.  Companies with solid fundamentals that the Sub-Adviser believes are trading at below intrinsic value, offering substantial reward potential, and having an acceptable level of risk are considered to be ideal candidates for inclusion in the Fund's portfolio.  The Sub-Adviser also seeks to identify companies with catalysts that may drive an increase in stock price.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the
Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Standard
& Poor's 500 Index (S&P 500).

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has not commenced operations.
Dynamic U.S. Value Fund (Prospectus Summary) | Dynamic U.S. Value Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	744
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,216
Dynamic U.S. Value Fund (Prospectus Summary) | Dynamic U.S. Value Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.30%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	4,095
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	7,699
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	17,257

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the JOHCM International Select Fund (the "Fund")

is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold

Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JOHCM International Select Fund		Class I Shares	Class II Shares
Management Fees		0.85%	0.85%
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.57%	0.82%
Total Annual Fund Operating Expenses		1.42%	1.67%
Fee Waivers and Reimbursements	[1]	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver		1.09%	1.34%
[1]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.09% for Class I Shares and 1.34% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example JOHCM International Select Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	111	417	745	1,674
Class II Shares	682	2,472	4,382	9,743

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83.25% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies headquartered outside the United States.  The Fund may invest in foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

To achieve its investment objective, JO Hambro Capital Management Ltd. (the

"Sub-Adviser") seeks to identify and make investments in foreign companies based on a multi-dimensional investment process.  They consider a number of factors including growth, valuation, size, momentum, and beta.  The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or "GARP") over all capitalization ranges.  The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained.  Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential.  In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry,

stability of the country in which the company is headquartered and the interrelationship of these variables over time.  As part of this evaluation, the

Sub-Adviser may without limitation analyze financial data and other information sources and conduct company interviews.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.

Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the

People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund's performance has varied from year to year, and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  After-tax returns are shown for Class I only and will vary for Class II

Shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts ("IRAs").  Past performance

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at

www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return - Class I For the years ended December 31

Best Quarter

September 30, 2010   20.80%

Worst Quarter

September 30, 2011   (21.01)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns JOHCM International Select Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class I Shares	Class I Shares - Before Taxes	(15.24%)	7.12%	Jul 30, 2009	[1]
Class I Shares After Taxes on Distributions	Class I Shares - After Taxes on Distributions	(15.26%)	7.08%	Jul 30, 2009	[1]
Class I Shares After Taxes on Distributions and Sales	Class I Shares - After Taxes on Distributions and Sale of Fund Shares	(9.69%)	6.17%	Jul 30, 2009	[1]
Class II Shares	Class II Shares - Before Taxes	(15.41%)	3.36%	Mar 31, 2010	[1]
Morgan Stanley Capital International EAFE Index	Morgan Stanley Capital International EAFE Index (reflects no deductions for fees, expenses or taxes)	(11.73%)	3.24%	Jul 30, 2009	[1]	(3.11%)	Mar 31, 2010	[1]
[1]	While Class I Shares of the Fund commenced operations on July 29, 2009, Class I Shares began investing consistent with its investment objective on July 30, 2009. Class II Shares commenced operations on March 31, 2010.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the JOHCM International Select Fund (the "Fund")
is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you pay if you buy and hold
Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83.25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.25%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies headquartered outside the United States.  The Fund may invest in foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

To achieve its investment objective, JO Hambro Capital Management Ltd. (the
"Sub-Adviser") seeks to identify and make investments in foreign companies based on a multi-dimensional investment process.  They consider a number of factors including growth, valuation, size, momentum, and beta.  The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or "GARP") over all capitalization ranges.  The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained.  Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential.  In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered and the interrelationship of these variables over time.  As part of this evaluation, the
Sub-Adviser may without limitation analyze financial data and other information sources and conduct company interviews.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.
Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect the value of the Fund's investments.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the
People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund's performance has varied from year to year, and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  After-tax returns are shown for Class I only and will vary for Class II
Shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").  Past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at
www.dundeewealthus.com or by calling 1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund's performance has varied from year to year, and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Return - Class I For the years ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
September 30, 2010   20.80%
Worst Quarter
September 30, 2011   (21.01)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund | Morgan Stanley Capital International EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.73%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2009	[1]
Average Annual Returns, Since Inception Secondary	ck0001365151_AverageAnnualReturnSinceInceptionSecondary	(3.11%)
Average Annual Returns, Inception Date Secondary	ck0001365151_AverageAnnualReturnInceptionDateSecondary	Mar 31, 2010	[1]
JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,674
Annual Return 2010	rr_AnnualReturn2010	29.74%
Annual Return 2011	rr_AnnualReturn2011	(15.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2009	[1]
JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund | Class I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2009	[1]
JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund | Class I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2009	[1]
JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,472
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,382
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	9,743
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class II Shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010	[1]

[1]	While Class I Shares of the Fund commenced operations on July 29, 2009, Class I Shares began investing consistent with its investment objective on July 30, 2009. Class II Shares commenced operations on March 31, 2010.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.09% for Class I Shares and 1.34% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Mount Lucas U.S. Focused Equity Fund (Prospectus Summary) | Mount Lucas U.S. Focused Equity Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Mount Lucas U.S. Focused Equity Fund (the "Fund")

is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mount Lucas U.S. Focused Equity Fund		Class I Shares	Class II Shares
Management Fees		0.75%	0.75%
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.99%	1.24%	[1]
Total Annual Fund Operating Expenses	[2]	1.74%	1.99%
Fee Waivers and Reimbursements	[2]	(0.79%)	(0.79%)
Total Annual Fund Operating Expenses After Fee Waiver		0.95%	1.20%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Mount Lucas U.S. Focused Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	97	471	870	1,986
Class II Shares	611	2,740	4,998	11,266

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102.57% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions, in U.S. common stocks and other equity securities.  The Fund will invest at least 80% of its assets in U.S. common stocks and equity securities.  The Fund's sub-adviser, Mount Lucas Management LP

(the "Sub-Adviser"), selects investments for the Fund based upon a proprietary equity model developed by the firm's principals that screens and ranks stocks within the S&P 500® Index.  The Sub-Adviser's approach is purely quantitative.  The computer equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria. Price momentum is calculated as the percentage change in the price of a stock between two dates.  These securities may be traded over-the-counter or listed on an exchange.  While the Fund will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure in one or more sectors of the economy if the Sub-Adviser's computer equity model favors such sector or sectors.

The Sub-Adviser's strategy maintains a focus on the large-cap universe and seeks to capitalize on the Sub-Adviser's belief that several ideas can lead to returns greater than the S&P 500® Index: deep value stocks may outperform the market over the long-term, momentum can persist within the market, fewer stocks in a strategy may be beneficial, a long-term investment horizon is necessary because strategies need time to work, and asset weighted portfolio construction may hurt returns in the long-run.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in large value companies, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result,

causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the

Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund is non-diversified and invests in a limited number of securities,

typically 20 to 40 stocks.  Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II

Shares of the Fund had not commenced operations as of the date of this prospectus.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their

Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs")  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling

1-888-572-0968.

Annual Returns For the years ended December 31

Best Quarter

June 30, 2009        26.55%

Worst Quarter

December 31, 2008   (24.89)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Mount Lucas U.S. Focused Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(6.54%)	(3.67%)	Oct 1, 2007	[1]
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(6.81%)	(3.96%)	Oct 1, 2007	[1]
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(3.89%)	(3.16%)	Oct 1, 2007	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(2.63%)	Oct 1, 2007	[1]
[1]	While the Fund commenced operations on September 28, 2007, the Fund began investing consistent with its investment objective on October 1, 2007.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Mount Lucas U.S. Focused Equity Fund (Prospectus Summary) | Mount Lucas U.S. Focused Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Mount Lucas U.S. Focused Equity Fund (the "Fund")
is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102.57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.57%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, in U.S. common stocks and other equity securities.  The Fund will invest at least 80% of its assets in U.S. common stocks and equity securities.  The Fund's sub-adviser, Mount Lucas Management LP
(the "Sub-Adviser"), selects investments for the Fund based upon a proprietary equity model developed by the firm's principals that screens and ranks stocks within the S&P 500® Index.  The Sub-Adviser's approach is purely quantitative.  The computer equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria. Price momentum is calculated as the percentage change in the price of a stock between two dates.  These securities may be traded over-the-counter or listed on an exchange.  While the Fund will not concentrate its investments in any one industry, the Fund may from time to time have a significant exposure in one or more sectors of the economy if the Sub-Adviser's computer equity model favors such sector or sectors.

The Sub-Adviser's strategy maintains a focus on the large-cap universe and seeks to capitalize on the Sub-Adviser's belief that several ideas can lead to returns greater than the S&P 500® Index: deep value stocks may outperform the market over the long-term, momentum can persist within the market, fewer stocks in a strategy may be beneficial, a long-term investment horizon is necessary because strategies need time to work, and asset weighted portfolio construction may hurt returns in the long-run.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in large value companies, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value.  These stocks are inexpensive because they are out of investor favor for one or more reasons.  The goal of the
Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time.  Risks that may prevent value stocks from appreciating include:  the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund is non-diversified and invests in a limited number of securities, typically 20 to 40 stocks.  Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities, typically 20 to 40 stocks. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  Performance for Class II Shares is not shown because Class II
Shares of the Fund had not commenced operations as of the date of this prospectus.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs")  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling
1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns For the years ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
June 30, 2009        26.55%

Worst Quarter
December 31, 2008   (24.89)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Mount Lucas U.S. Focused Equity Fund (Prospectus Summary) | Mount Lucas U.S. Focused Equity Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.63%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007	[1]
Mount Lucas U.S. Focused Equity Fund (Prospectus Summary) | Mount Lucas U.S. Focused Equity Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[2]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,986
Annual Return 2008	rr_AnnualReturn2008	(43.92%)
Annual Return 2009	rr_AnnualReturn2009	37.27%
Annual Return 2010	rr_AnnualReturn2010	24.49%
Annual Return 2011	rr_AnnualReturn2011	(6.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.89%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.67%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007	[1]
Mount Lucas U.S. Focused Equity Fund (Prospectus Summary) | Mount Lucas U.S. Focused Equity Fund | Class I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.96%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007	[1]
Mount Lucas U.S. Focused Equity Fund (Prospectus Summary) | Mount Lucas U.S. Focused Equity Fund | Class I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007	[1]
Mount Lucas U.S. Focused Equity Fund (Prospectus Summary) | Mount Lucas U.S. Focused Equity Fund | Class II Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[2]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,740
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,998
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	11,266

[1]	While the Fund commenced operations on September 28, 2007, the Fund began investing consistent with its investment objective on October 1, 2007.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[3]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Smith Group Large Cap Core Growth Fund (Prospectus Summary) | Smith Group Large Cap Core Growth Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Smith Group Large Cap Core Growth Fund

(the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Smith Group Large Cap Core Growth Fund		Class I	Class II
Management Fees		0.61%	0.61%
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.68%	0.93%	[1]
Total Annual Fund Operating Expenses	[2]	1.29%	1.54%
Fee Waivers and Reimbursements	[2]	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver		0.79%	1.04%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% for Class I Shares and 1.04% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Smith Group Large Cap Core Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	81	360	660	1,513
Class II	530	2,187	3,961	8,960

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84.41% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in

U.S. common stocks and other equity securities of large capitalization companies that Smith Asset Management Group, L.P. (the "Sub-Adviser"), believes will have the highest probability of an earnings growth rate that exceeds investor expectations.  The Sub-Adviser defines large capitalization companies as companies within the range of the capitalization of companies constituting the Russell 1000®

Growth Index.  As of December 31, 2011, the capitalization range of the Russell

1000® Growth Index was between approximately $117 million and $412 billion.  These securities may be traded over the counter or listed on an exchange.

When selecting investments for the Fund, the Sub-Adviser employs quantitative and qualitative analysis to identify high quality companies that they believe have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.

Beginning with a universe of large capitalization stocks, the Sub-Adviser's investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  The Sub-Adviser considers four primary factors when conducting the risk control and valuation screens.  Those factors are:

valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.  The process incorporates the following considerations:  changes in Wall Street opinions, individual analysts'

historical accuracy, earnings quality analysis and corporate governance practices.

The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company's business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct the portfolio for the Fund. While the Fund will not concentrate its investments in any one industry, the Fund may have a significant exposure to one or more sectors of the economy, such as the information technology sector.

Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment, or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials downward guidance on company performance or earnings, or announcement of a buyout.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment,

investments in larger, growing companies, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.

Companies that pay dividends may experience less significant stock price declines during market downturns.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information:
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.

Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Returns For the years ended December 31

Best Quarter

December 31, 2010      14.47%

Worst Quarter

December 31, 2008    (24.56)%

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns Smith Group Large Cap Core Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Before Taxes	4.19%	(4.38%)	Jun 1, 2007	[1]
Class I After Taxes on Distributions	After Taxes on Distributions	4.14%	(4.44%)	Jun 1, 2007	[1]
Class I After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	2.78%	(3.68%)	Jun 1, 2007	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(2.16%)	Jun 1, 2007	[1]
[1]	While the Fund commenced operations on May 31, 2007, the Fund began investing consistent with its investment objective on June 1, 2007.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Smith Group Large Cap Core Growth Fund (Prospectus Summary) | Smith Group Large Cap Core Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Smith Group Large Cap Core Growth Fund
(the "Fund") is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84.41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.41%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and
$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in
U.S. common stocks and other equity securities of large capitalization companies that Smith Asset Management Group, L.P. (the "Sub-Adviser"), believes will have the highest probability of an earnings growth rate that exceeds investor expectations.  The Sub-Adviser defines large capitalization companies as companies within the range of the capitalization of companies constituting the Russell 1000®
Growth Index.  As of December 31, 2011, the capitalization range of the Russell
1000® Growth Index was between approximately $117 million and $412 billion.  These securities may be traded over the counter or listed on an exchange.

When selecting investments for the Fund, the Sub-Adviser employs quantitative and qualitative analysis to identify high quality companies that they believe have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.
Beginning with a universe of large capitalization stocks, the Sub-Adviser's investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  The Sub-Adviser considers four primary factors when conducting the risk control and valuation screens.  Those factors are:
valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.  The process incorporates the following considerations:  changes in Wall Street opinions, individual analysts'
historical accuracy, earnings quality analysis and corporate governance practices.

The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company's business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct the portfolio for the Fund. While the Fund will not concentrate its investments in any one industry, the Fund may have a significant exposure to one or more sectors of the economy, such as the information technology sector.

Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment, or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials downward guidance on company performance or earnings, or announcement of a buyout.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.
Companies that pay dividends may experience less significant stock price declines during market downturns.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.
Performance for Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").  Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns For the years ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
December 31, 2010      14.47%

Worst Quarter
December 31, 2008    (24.56)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
Smith Group Large Cap Core Growth Fund (Prospectus Summary) | Smith Group Large Cap Core Growth Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.16%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007	[1]
Smith Group Large Cap Core Growth Fund (Prospectus Summary) | Smith Group Large Cap Core Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,513
Annual Return 2008	rr_AnnualReturn2008	(41.22%)
Annual Return 2009	rr_AnnualReturn2009	10.66%
Annual Return 2010	rr_AnnualReturn2010	18.67%
Annual Return 2011	rr_AnnualReturn2011	4.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.56%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.38%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007	[1]
Smith Group Large Cap Core Growth Fund (Prospectus Summary) | Smith Group Large Cap Core Growth Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.44%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007	[1]
Smith Group Large Cap Core Growth Fund (Prospectus Summary) | Smith Group Large Cap Core Growth Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.68%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2007	[1]
Smith Group Large Cap Core Growth Fund (Prospectus Summary) | Smith Group Large Cap Core Growth Fund | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	530
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,187
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,961
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,960

[1]	While the Fund commenced operations on May 31, 2007, the Fund began investing consistent with its investment objective on June 1, 2007.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.79% for Class I Shares and 1.04% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[3]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.